Apr. 30, 2019
IQ Candriam ESG US Equity ETF
IQ Candriam ESG US Equity ETF
INDEXIQ ETF TRUST

IQ CANDRIAM SRI US EQUITY ETF
(the “Fund”)

Supplement dated November 14, 2019 (“Supplement”) to the
Prospectus dated August 29, 2019

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes will take place:

  All references to the Fund’s name are changed to “IQ Candriam ESG US Equity ETF”.
  All references to the Fund’s underlying index are deleted in their entirety and replaced with “IQ Candriam ESG US Equity Index”.

3. The “Principal Investment Strategies” section is deleted in its entirety and replaced with the following:

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market capitalization weighting methodology. As of October 31, 2019, the market capitalization range of the securities comprising the Underlying Index was approximately $3 billion to $1.1 trillion.

The first step in the ESG security selection process combines a sector-specific analysis and ranking ofissuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure toglobal sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities describedbelow, the ESG security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The ESG selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the United States. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this ESG selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the ESG security selection process. The second step in the ESG security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Indexrepresent less than 70% of the eligible universe. As of October 31, 2019, the Underlying Index consisted of 334 component securities.

The Underlying Index is rebalanced quarterly.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

4. The “Investment Style Risk” in the “Principal Risks” section of the Prospectus and the “Description of the Principal Risks of the Funds” section of the Prospectus are deleted in their entirety and replaced with the following:

Investment Style Risk

The Underlying Index seeks to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that the Underlying Index will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure.

ESG Investing Style Risk.   The Underlying Index seeks to provide exposure to the equity securities of companies meeting environmental, social and corporate governance investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for non-financial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE